UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/15

Item 1. Schedule of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2015 (unaudited)

	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 96.5%
Canada 0.1%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	419,400	$11,587,197
China 1.5%
China Mobile Ltd.	Wireless Telecommunication
	Services	4,859,500	55,346,952
China Telecom Corp. Ltd., ADR	Diversified Telecommunication
	Services	735,230	36,518,874
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	154,862,700	135,630,706
			227,496,532
Denmark 0.5%
[a]FLSmidth & Co. AS	Construction & Engineering	2,095,190	76,177,396
France 8.6%
AXA SA	Insurance	8,817,061	238,596,773
BNP Paribas SA	Banks	3,558,980	211,007,046
Cie Generale des Etablissements Michelin, B	Auto Components	1,558,399	156,270,145
Credit Agricole SA	Banks	14,535,330	175,396,993
Sanofi	Pharmaceuticals	2,157,097	192,327,036
Technip SA	Energy Equipment & Services	1,228,000	64,372,257
Total SA, B	Oil, Gas & Consumable Fuels	4,668,754	231,862,221
			1,269,832,471
Germany 4.9%
[b]Deutsche Lufthansa AG	Airlines	15,394,331	220,653,978
Merck KGaA	Pharmaceuticals	1,666,254	170,677,142
Metro AG	Food & Staples Retailing	5,118,650	170,696,089
Siemens AG	Industrial Conglomerates	1,596,669	165,573,980
			727,601,189
India 0.6%
Hero Motocorp Ltd.	Automobiles	2,089,348	84,847,984
Ireland 1.5%
CRH PLC	Construction Materials	7,477,945	220,058,733
Israel 2.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	4,814,627	302,984,477
Italy 1.9%
Eni SpA	Oil, Gas & Consumable Fuels	6,671,477	108,701,994
UniCredit SpA	Banks	29,238,098	171,618,587
			280,320,581
Japan 4.0%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	11,948,500	125,594,891
Nissan Motor Co. Ltd.	Automobiles	20,118,600	214,823,928
SoftBank Group Corp.	Wireless Telecommunication
	Services	3,288,900	174,643,916
[b]Toshiba Corp.	Industrial Conglomerates	28,127,000	68,749,558
			583,812,293
Netherlands 3.8%
Aegon NV	Insurance	28,472,507	174,375,404
Akzo Nobel NV	Chemicals	2,137,090	152,019,067
ING Groep NV, IDR	Banks	10,137,371	139,197,927
[b]QIAGEN NV	Life Sciences Tools & Services	3,422,165	90,888,927
			556,481,325
Portugal 0.9%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	13,080,490	139,182,498

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2015 (unaudited) (continued)

Russia 0.8%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	9,171,571	124,045,498

Singapore 2.3%
DBS Group Holdings Ltd.	Banks	8,010,734	93,699,437
[b]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	6,592,950	74,170,687
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	63,658,000	172,835,317
			340,705,441
South Korea 6.2%
Hyundai Motor Co.	Automobiles	1,688,779	214,761,053
KB Financial Group Inc.	Banks	4,960,243	150,748,416
POSCO	Metals & Mining	251,737	36,679,587
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	458,402	507,460,464
			909,649,520
Spain 1.3%
Telefonica SA	Diversified Telecommunication
	Services	14,874,905	183,502,604

Sweden 1.9%
Ericsson, B	Communications Equipment	8,281,470	80,682,016
Getinge AB, B	Health Care Equipment & Supplies	7,932,270	200,864,175
			281,546,191
Switzerland 5.3%
Credit Suisse Group AG	Capital Markets	8,803,397	189,233,897
[b]Credit Suisse Group AG, rts., 12/03/15	Capital Markets	8,803,397	5,389,573
Glencore PLC	Metals & Mining	63,848,690	93,001,852
Roche Holding AG	Pharmaceuticals	920,718	246,497,069
Swiss Re AG	Insurance	2,652,800	252,764,239
			786,886,630
Thailand 0.3%
Bangkok Bank PCL, fgn.	Banks	8,099,000	37,861,638

Turkey 0.9%
Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	14,409,442	137,177,888

United Kingdom 12.0%
BAE Systems PLC	Aerospace & Defense	20,630,002	160,486,246
BG Group PLC	Oil, Gas & Consumable Fuels	1,900,240	29,522,009
BP PLC	Oil, Gas & Consumable Fuels	28,592,410	165,905,824
GlaxoSmithKline PLC	Pharmaceuticals	10,846,971	221,450,275
HSBC Holdings PLC	Banks	27,690,940	221,090,340
Kingfisher PLC	Specialty Retail	38,147,464	203,048,806
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	176,503	4,367,751
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	5,497,253	136,780,438
[b]Serco Group PLC	Commercial Services & Supplies	42,875,357	71,357,274
Sky PLC	Media	9,579,866	159,581,588
Standard Chartered PLC	Banks	11,884,218	99,735,539
[b]Standard Chartered PLC, rts., 12/10/15	Banks	3,395,490	4,653,847
[b]Tesco PLC	Food & Staples Retailing	63,138,745	159,001,214
Vodafone Group PLC	Wireless Telecommunication
	Services	38,800,571	131,050,533
			1,768,031,684
United States 35.1%
[b]Allergan PLC	Pharmaceuticals	718,759	225,611,263
[b]Alphabet Inc., A	Internet Software & Services	249,730	190,506,530
American International Group Inc.	Insurance	3,953,530	251,365,437
Amgen Inc.	Biotechnology	1,899,130	305,949,843
Apache Corp.	Oil, Gas & Consumable Fuels	3,418,540	168,123,797

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2015 (unaudited) (continued)
Baker Hughes Inc.	Energy Equipment & Services	2,727,884	147,496,688
Capital One Financial Corp.	Consumer Finance	1,887,860	148,215,889
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	15,978,700	84,207,749
Chevron Corp.	Oil, Gas & Consumable Fuels	1,915,060	174,883,279
Cisco Systems Inc.	Communications Equipment	7,207,250	196,397,562
Citigroup Inc.	Banks	6,890,580	372,711,472
Comcast Corp., Special A	Media	4,571,280	279,030,931
CVS Health Corp.	Food & Staples Retailing	492,950	46,381,666
Eli Lilly & Co.	Pharmaceuticals	920,330	75,503,873
Gilead Sciences Inc.	Biotechnology	677,680	71,806,973
Halliburton Co.	Energy Equipment & Services	2,980,510	118,773,324
[b]Hewlett Packard Enterprise Co.	Technology Hardware, Storage &
	Peripherals	6,415,070	95,327,940
HP Inc.	Technology Hardware, Storage &
	Peripherals	6,415,070	80,444,978
JPMorgan Chase & Co.	Banks	3,542,510	236,214,567
Medtronic PLC	Health Care Equipment & Supplies	3,848,450	289,942,223
[b]Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,969,730	127,757,785
Microsoft Corp.	Software	7,127,900	387,401,365
Morgan Stanley	Capital Markets	5,238,980	179,697,014
[b,c]Navistar International Corp.	Machinery	5,754,190	83,493,297
News Corp., A	Media	2,728,302	39,151,134
Noble Corp. PLC	Energy Equipment & Services	1,427,000	18,936,290
Oracle Corp.	Software	2,992,960	116,635,651
Pfizer Inc.	Pharmaceuticals	2,984,430	97,799,771
SunTrust Banks Inc.	Banks	4,098,280	177,947,318
Twenty-First Century Fox Inc., A	Media	5,686,150	167,798,286
United Parcel Service Inc., B	Air Freight & Logistics	2,154,350	221,919,593
			5,177,433,488
Total Common Stocks and Other Equity Interests (Cost $12,816,269,246)			14,227,223,258
Preferred Stocks (Cost $200,646,430) 0.5%
Brazil 0.5%
[b]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	17,262,556	66,806,092

Total Investments before Short Term Investments (Cost $13,016,915,676)			14,294,029,350

Short Term Investments 3.1%
		Principal Amount*
Time Deposits 2.6%
Australia 0.3%
National Australia Bank, 0.06%, 12/01/15		44,000,000	44,000,000
Canada 2.3%
Bank of Montreal, 0.04%, 12/01/15		146,500,000	146,500,000
Royal Bank of Canada, 0.05%, 12/01/15		201,000,000	201,000,000
			347,500,000
Total Time Deposits (Cost $391,500,000)			391,500,000
Total Investments before Money Market Funds (Cost $13,408,415,676)			14,685,529,350
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$76,029,532) 0.5%
Money Market Funds 0.5%
United States 0.5%
[b,d]Institutional Fiduciary Trust Money Market Portfolio		76,029,532	76,029,532

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2015 (unaudited) (continued)

Total Investments (Cost $13,484,445,208) 100.1%	14,761,558,882
Other Assets, less Liabilities (0. 1) %	(21,807,896)

Net Assets 100.0%	$ 14,739,750,986

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a A portion or all of the security is on loan at November 30, 2015.
b Non-income producing.
c See Note 5 regarding holdings of 5% voting securities.
d See Note 6 regarding investments in affiliated management investment companies.

A BBREVIATIONS Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over the counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open end mutual funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$13,443,940,773
Unrealized appreciation	$3,132,356,699
Unrealized depreciation	(1,814,738,590)
Net unrealized appreciation (depreciation)	$1,317,618,109

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended November 30, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Navistar International Corp.	5,754,190	-	-	5,754,190	$83,493,297	$ - $	-
Total Affiliated Securities (Value is 0.57% of Net Assets)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment		Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	53,424,958	267,428,852	(244,824,278)	76,029,532	$76,029,532	$	- $	-	0.34%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments,  interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair  value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments[a,b]	$14,294,029,350	$-	$	- $	14,294,029,350
Short Term Investments	76,029,532	391,500,000			467,529,532
Total Investments in Securities	$14,370,058,882	$391,500,000	$	- $	14,761,558,882

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014 11, Transfers and Servicing (Topic 860), Repurchase to Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase to maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/ Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

By /s/ Mark H. Otani

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 26, 2016